Taxes	6 Months Ended
Dec. 31, 2025
Taxes [Abstract]
Taxes

Note 11 — Taxes

 Under the two-tiered profits tax rates regime in Hong Kong, the first HKD2 million of profits of the qualifying group entity will be taxed at 8.25% (six-month ended December 31, 2024: 8.25%), and profits above HKD2 million will be taxed at 16.5% (six-month ended December 31, 2024: 16.5%). The profits of group entities not qualifying for the two-tiered profits tax rates regime will continue to be taxed at a rate of 16.5% (six-month ended December 31: 16.5%)

The income tax credit consisted of the following components:

	For the six months ended December 31,
	2024	2025
	HKD	HKD	US$
Current	$11,861	$16,898	$2,171
Deferred	(82,050)	(451,514)	(58,011)
Total provision for income taxes	$(70,189)	$(434,616)	$(55,840)

Deferred Tax Assets

The following table sets forth the significant components of the aggregate deferred tax assets and liabilities of the Company as of:

	June 30, 2025	December 31, 2025
	HKD	HKD	US$
Deferred Tax Assets
Net operating loss carry forwards	$2,974,221	$3,230,493	$415,054
Total deferred tax assets	$2,974,221	$3,230,493	$415,054

Deferred Tax Liabilities
Depreciation of property and equipment	$(218,250)	$(177,118)	$(22,756)
Amortization of intangible assets	(2,027,685)	(1,873,575)	(240,717)
Total deferred tax liabilities	$(2,245,935)	$(2,050,693)	$(263,473)

Deferred tax assets, net	$728,286	$1,179,800	$151,581